UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237
                                   --------------------------------------------

                                   Unified Series Trust
-------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         431 North Pennsylvania Street, Indianapolis, IN       46204
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
----------
Unified Fund Services, Inc.
---------------------------
431 North Pennsylvania Street
-----------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317)917-7000
                                                   ----------------------------

Date of fiscal year end:   6/30
                        --------------------

Date of reporting period:  09/30/04
                         -------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

IMS Funds
IMS Capital Value Fund
Schedule of Investments
September 30, 2004       (Unaudited)


Common Stocks - 98.66%                                          Shares           Value
                                                               ---------      -------------

Aerospace Technologies - 2.23%
Alliant Techsystems, Inc. (a)                                    28,300        $ 1,712,150
                                                                              -------------

Banks & Financial Services - 11.56%
A.G. Edwards, Inc.                                               45,000          1,557,900
E*Trade Group, Inc. (a)                                         184,100          2,102,422
First Horizon National Corp.                                     34,100          1,478,576
Huntington Bancshares, Inc.                                      95,300          2,373,923
T. Rowe Price Associates, Inc.                                   27,000          1,375,380
                                                                              -------------
                                                                                 8,888,201
                                                                              -------------

Chemicals - 4.15%
Cytec Industries, Inc.                                           33,300          1,630,035
Monsanto Company                                                 42,900          1,562,418
                                                                              -------------
                                                                                 3,192,453
                                                                              -------------

Communications - 7.75%
Centurytel, Inc.                                                 65,900          2,256,416
Harris Corp.                                                     29,200          1,604,248
Sprint Corp.                                                     55,200          1,111,176
Tellabs, Inc. (a)                                               107,300            986,087
                                                                              -------------
                                                                                 5,957,927
                                                                              -------------

Computer Related Services & Equipment - 10.09%
Amdocs Ltd. (a)                                                  46,700          1,019,461
CheckFree Corp. (a)                                              27,300            755,391
Computer Sciences Corp.  (a)                                     68,900          3,245,190
SunGard Data Systems, Inc. (a)                                   60,400          1,435,708
Unisys Corp. (a)                                                126,000          1,300,320
                                                                              -------------
                                                                                 7,756,070
                                                                              -------------

Electrical Components - 2.36%
Arrow Electronics, Inc. (a)                                      31,000            699,980
LSI Logic Corp. (a)                                             258,600          1,114,566
                                                                              -------------
                                                                                 1,814,546
                                                                              -------------

Energy - 3.05%
Amerada Hess Corp.                                               32,600          1,379,500
Xcel Energy, Inc.                                                55,800            966,456
                                                                              -------------
                                                                                 2,345,956
                                                                              -------------

Food & Beverage - 10.17%
Adolph Coors Company                                             28,700          1,949,304
PepsiAmericas, Inc.                                             108,200          2,066,620
Tyson Foods, Inc.                                               237,500          3,804,750
                                                                              -------------
                                                                                 7,820,674
                                                                              -------------

Healthcare - 15.38%
Apria Healthcare Group, Inc. (a)                                 76,300          2,079,175
Gentiva Health Services, Inc. (a)                               103,900          1,700,843
Humana, Inc. (a)                                                121,600          2,429,568
LifePoint Hospitals, Inc. (a)                                    46,000          1,380,460
Manor Care, Inc.                                                 62,100          1,860,516
PacifiCare Health Systems, Inc. (a)                              64,600          2,370,820
                                                                              -------------
                                                                                11,821,382
                                                                              -------------

Insurance - 11.73%
Aon Corp.                                                        87,800          2,523,372
Lincoln National Corp.                                           59,100          2,777,700
Loews Corp.                                                      21,300          1,246,050
Nationwide Financial Services, Inc. - Class A                    70,400          2,471,744
                                                                              -------------
                                                                                 9,018,866
                                                                              -------------

Miscellaneous Furniture & Fixtures - 1.45%
Hillenbrand Industries, Inc.                                     22,100          1,116,713
                                                                              -------------


IMS Funds
IMS Capital Value Fund
Schedule of Investments - continued
September 30, 2004       (Unaudited)


Common Stocks - 98.66% - continued                              Shares           Value
                                                               ---------      -------------

Personal Services - 9.38%
Cendant Corp.                                                    28,000          $ 604,800
Equifax, Inc.                                                    69,200          1,824,112
H & R Block, Inc.                                                31,600          1,561,672
Service Corporation International (a)                           518,300          3,218,643
                                                                              -------------
                                                                                 7,209,227
                                                                              -------------

Pharmaceutical Goods - 5.57%
Bausch & Lomb, Inc.                                              23,500          1,561,575
King Pharmaceuticals, Inc. (a)                                  150,700          1,799,358
Watson Pharmaceuticals, Inc. (a)                                 31,200            919,152
                                                                              -------------
                                                                                 4,280,085
                                                                              -------------

Refuse Systems - 2.00%
Republic Services, Inc.                                          51,700          1,538,592
                                                                              -------------

Retail  - 1.79%
Rite Aid Corp. (a)                                              266,000            936,320
Schein Henry, Inc. (a)                                            7,000            436,170
                                                                              -------------
                                                                                 1,372,490
                                                                              -------------

TOTAL COMMON STOCKS (Cost $68,568,902)                                          75,845,332
                                                                              -------------

Preferred Stocks - 0.00%
Metropolitan Mortgage & Securities, 9.99% (b)                    25,000                  -
                                                                              -------------

TOTAL PREFERRED STOCKS (Cost $482,325)                                                   -
                                                                              -------------

TOTAL INVESTMENTS (Cost $69,051,227) - 98.66%                                 $ 75,845,332
                                                                              -------------

Cash and other assets less liabilities - 1.34%                                   1,026,201
                                                                              -------------

TOTAL NET ASSETS - 100.00%                                                    $ 76,871,533
                                                                              =============


(a) Non-income producing.
(b) As of September 30, 2004, this security is currently valued at zero due to bankruptcy.

Tax Related
Gross unrealized appreciation                                  $ 10,174,511
Gross unrealized depreciation                                    (3,380,406)
                                                               -------------
Net unrealized appreciation                                     $ 6,794,105
                                                               =============

Aggregate cost of securities for income tax purposes           $ 69,051,227
                                                               -------------

Related Notes to the Schedule of Investments

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Option writing - When each Fund writes an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has realized a gain or loss. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

IMS Funds
IMS Strategic Allocation Fund
Schedule of Investments
September 30, 2004              (Unaudited)


Exchange Traded Funds - 54.90%                                                         Shares                     Value
                                                                                    -------------             --------------

iShares S&P 500 / BARRA Growth Index Fund                                               8,700                    $  468,582
iShares S&P 500 / BARRA Value Index Fund                                                9,100                       523,796
iShares S&P MidCap 400 / BARRA Growth Index Fund                                        6,000                       720,480
iShares S&P MidCap 400 / BARRA Value Index Fund                                         6,400                       737,728
iShares S&P SmallCap 600 / BARRA Growth Index Fund                                      9,800                       924,826
iShares S&P SmallCap 600 / BARRA Value Index Fund                                       8,700                       951,519
Rydex S&P Equal Weight Fund                                                            47,300                     6,595,512
                                                                                                              --------------

TOTAL EXCHANGE TRADED FUNDS (Cost $10,492,595)                                                                   10,922,443
                                                                                                              --------------

Mutual Funds - 43.93%
Rydex Dynamic Velocity 100 Fund (a)                                                   223,576                     3,910,348
Rydex Series Trust - Nova Fund (a)                                                    203,381                     4,828,256
                                                                                                              --------------

TOTAL MUTUAL FUNDS (Cost $8,900,000)                                                                              8,738,604
                                                                                                              --------------

Money Market Securities - 0.58%
First American Prime Obligations Fund, 1.54%  (b)                                     115,819                       115,819
                                                                                                              --------------

TOTAL MONEY MARKET SECURITIES (Cost $115,819)                                                                       115,819
                                                                                                              --------------

TOTAL INVESTMENTS (Cost $19,508,414) - 99.41%                                                                   $19,776,866
                                                                                                              --------------

Cash and other assets less liabilities - 0.59%                                                                      116,486
                                                                                                              --------------

TOTAL NET ASSETS - 100.00%                                                                                      $19,893,352
                                                                                                              ==============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the yield at September 30, 2004.

Tax Related
Gross unrealized appreciation                                  $ 437,806
Gross unrealized depreciation                                   (169,354)
                                                            --------------
Net unrealized appreciation                                    $ 268,452
                                                            ==============

Aggregate cost of securities for income tax purposes         $19,508,414
                                                            --------------

Related Notes to the Schedule of Investments

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Option writing - When each Fund writes an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has realized a gain or loss. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

IMS Funds
IMS Strategic Income Fund
Schedule of Investments
September 30, 2004  (Unaudited)


Common Stocks - 33.30%                                                      Shares          Value
                                                                          ------------    ----------

Automotive Parts - 0.95%
Genuine Parts Company (a)                                                      13,600     $ 521,968
                                                                                          ----------

Diversified Conglomerates - 1.58%
Altria Group, Inc.                                                              9,600       451,584
Unilever NV (a) (b) (c)                                                         7,200       416,160
                                                                                          ----------
                                                                                            867,744
                                                                                          ----------

Tobacco Products - 0.96%
UST, Inc. (a)                                                                  13,100       527,406
                                                                                          ----------

Chemicals - 1.99%
Dow Chemical Company (a)                                                       11,700       528,606
Olin Corp.                                                                     28,200       564,000
                                                                                          ----------
                                                                                          1,092,606
                                                                                          ----------

Crude Petroleum & Natural Gas - 7.75%
Enterprise Products Partners LP                                                33,900       785,802
Hugoton Royalty Trust                                                          35,500       995,775
Pengrowth Energy Trust                                                         54,000       968,220
Provident Energy Trust                                                         91,600       813,408
Petrofund Energy Trust                                                         54,550       687,330
                                                                                          ----------
                                                                                          4,250,535
                                                                                          ----------

Firearms - 0.71%
Sturm, Ruger & Company, Inc.                                                   43,000       387,430
                                                                                          ----------

Forestry - 0.96%
Weyerhaeuser Company                                                            7,900       525,192
                                                                                          ----------

Investment Advice - 3.60%
Alliance Capital Management Holding LP                                         31,400     1,114,700
JPMorgan Chase & Co.                                                           21,600       858,168
                                                                                          ----------
                                                                                          1,972,868
                                                                                          ----------

Food & Beverage - 2.80%
ConAgra Foods, Inc.                                                            26,800       689,028
H.J. Heinz Company                                                             23,500       846,470
                                                                                          ----------
                                                                                          1,535,498
                                                                                          ----------

Office Equipment - 0.89%
Pitney Bowes, Inc. (a)                                                         11,000       485,100
                                                                                          ----------

Pharmaceutical Preparations - 1.44%
Bristol-Myers Squibb Co.                                                       33,400       790,578
                                                                                          ----------

Packaging Products - 1.75%
Chesapeake Corp.                                                               21,400       514,028
Tupperware Corp. (a)                                                           26,200       444,876
                                                                                          ----------
                                                                                            958,904
                                                                                          ----------

Real Estate Investment Trusts - 1.48%
Thornburg Mortgage, Inc.                                                       28,000       812,280
                                                                                          ----------

Services - 3.72%
GATX Corp. (a)                                                                 19,000       506,540
R.R. Donnelly & Sons Company                                                   16,600       519,912
The ServiceMaster Company                                                      40,700       523,402
Traffix, Inc.                                                                  83,000       490,530
                                                                                          ----------
                                                                                          2,040,384
                                                                                          ----------

Telephone Communications  - 2.72%
SBC Communications, Inc. (a)                                                   37,100       962,745
Telefonos de Mexico SA de CV (Telmex) (a) (d)                                  16,300       526,001
                                                                                          ----------
                                                                                          1,488,746
                                                                                          ----------

TOTAL COMMON STOCKS (Cost $18,083,924)                                                    18,257,239
                                                                                          ----------

Preferred Securities - 6.39%
AES Trust III, 6.750%                                                          11,500       514,625
Ameren Corp., 9.750%                                                           43,000     1,193,250
Hillman Group Capital Trust, 11.600%                                           29,700       803,682
Metropolitan Mortgage & Securities, Inc., 9.9984% (e)                         118,400             -
United Rentals Trust, 6.500%                                                   11,500       458,562
Western United Holding, 8.5008% (f)                                            42,704       533,800
                                                                                          ----------

TOTAL PREFERRED SECURITIES (Cost $6,703,913)                                              3,503,919
                                                                                          ----------

IMS Funds
IMS Strategic Income Fund
Schedule of Investments - Continued
September 30, 2004  (Unaudited)

                                                                            Shares          Value
                                                                          ------------    ----------

Open End Mutual Funds - 33.07%
ACS Media Income Fund (c)                                                      66,600     $ 546,120
Arctic Glacier Income Fund (c)                                                 55,500       523,920
Connors Bros. Income Fund (c)                                                  41,600       534,144
Eaton Vance Floating-Rate High Income Fund                                    605,197     5,858,305
Fidelity Advisor Floating-Rate High Income Fund                               491,321     4,878,821
J.P. Morgan Fleming Emerging Markets Debt Fund                                393,706     3,822,883
KCP Income Fund                                                                74,000       467,680
Kelmoore Strategy Fund                                                        136,612       472,678
Specialty Foods Group Income Fund (c)                                         180,000       441,000
TransForce Income Fund                                                         62,500       584,375
                                                                                          ----------

TOTAL MUTUAL FUNDS (Cost $17,977,710)                                                     18,129,926
                                                                                          ----------

                                                                           Principal
                                                                            Amount
                                                                          ------------
Corporate Bonds - 20.57%
Bally Total Fitness Holdings, Series D, 9.875%, 10/15/2007                $ 1,300,000     1,059,500
Charter Communications Holdings, LLC, 10.750%, 10/1/2009                    1,000,000       825,000
Dobson Communications Corp., 8.875%, 10/1/2013                                600,000       390,000
Fairfax Financial Holdings, 7.375%, 4/15/2018                                 825,000       672,375
Land O Lakes, Inc., 8.750%, 11/15/2011                                      1,500,000     1,410,000
Level 3 Communications, Inc., 11.250%, 3/15/2010                            2,000,000     1,460,000
Lucent Technologies, 6.450%, 3/15/2029                                        800,000       652,000
Qwest Capital Funding, 7.625%, 8/3/2021                                       775,000       610,313
Remington Arms Company, 10.500%, 2/1/2011                                     600,000       573,000
Sonat, Inc., 7.625%, 7/15/2011                                                600,000       594,000
Tenet Healthcare Corp., 6.375%, 12/1/2011                                     600,000       541,500
Trico Marine Services, Inc., 8.875%, 5/15/2012 (g)                            800,000       356,000
Winn-Dixie Stores, Inc., 8.875%, 4/1/2008                                   2,600,000     2,132,000
                                                                                          ----------

TOTAL CORPORATE BONDS (Cost $12,089,289)                                                  11,275,688
                                                                                          ----------

Certificates of Deposit - 0.00%
Summit Securities CD, 8.50%, 11/29/2007 (h)                                   250,000             -
Summit Securities CD, 8.50%, 12/26/2007 (h)                                   300,000             -
                                                                                          ----------

TOTAL CERTIFICATES OF DEPOSIT (Cost $550,000)                                                     -
                                                                                          ----------

                                                                            Shares
                                                                          ------------
Money Market Securities - 5.53%
First American Prime Obligations Fund, 1.54%  (i)                           3,028,372     3,028,372
                                                                                          ----------

TOTAL MONEY MARKET SECURITIES (Cost $3,028,372)                                           3,028,372
                                                                                          ----------

TOTAL INVESTMENTS (Cost $58,433,208) - 98.86%                                         $  54,195,144
                                                                                          ----------

Cash and other assets less liabilities - 1.14%                                              627,416
                                                                                          ----------

TOTAL NET ASSETS - 100.00%                                                            $  54,822,560
                                                                                          ==========

(a) Portion of security is pledged as collateral for call options written.
(b) New York Registry.
(c) Non-income producing.
(d) American Depositary Receipts.
(e) As of September 30, 2004, this security is currently valued at zero due to bankruptcy.
(f) As of  September 30, 2004, subsidiary companies have filed bankruptcy.
(g) As of  September 30, 2004, issue is in default.
(h) As of September 30, 2004, company has filed bankruptcy. All interest and principal payments have been halted.
(i) Variable rate security; the coupon rate shown represents the rate at September 30, 2004.

Tax Related
Gross unrealized appreciation                                  $ 1,711,139
Gross unrealized depreciation                                   (5,928,638)
                                                                 ----------
Net unrealized appreciation                                   $ (4,217,499)
                                                                 ==========

Aggregate cost of securities for income tax purposes          $ 58,433,208
                                                                ----------

IMS Funds
IMS Strategic Income Fund
Schedule of Investments - Continued
September 30, 2004  (Unaudited)


Options Written as of September 30, 2004
                                                                            Shares
                                                                            Subject
Common Stocks / Expiration Date @ Exercise Price                            to Call         Value
------------------------------------------------------------------------  ------------    ----------

Dow Chemical Company / October 2004 @ 45                                       11,700       $ 9,360
GATX Corp. / December 2004 @ 30                                                19,000        13,300
Genuine Parts Company / November 2004 @ 40                                     13,600         4,080
Pitney Bowes Company / October 2004 @ 45                                       11,000           550
SBC Communications, Inc. / October 2004 @ 27.50                                37,100         1,855
Telfonos de Mexico SA de CV / November 2004 @ 35                               16,300         2,445
Tupperware Corp. / October 2004 @ 20                                           26,200         3,930
Unilever NV / November 2004 @ 65                                                7,200           360
UST, Inc. / October 2004 @ 40                                                  13,100         7,205
                                                                                          ----------

TOTAL CALL OPTIONS WRITTEN (Premiums received $63,650)                                     $ 43,085
                                                                                          ----------

Related Notes to the Schedule of Investments

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Option writing - When each Fund writes an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has realized a gain or loss. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Auxier Focus Fund
Schedule of Investments
September 30, 2004
(Unaudited)


Common Stocks - 66.72%                                                                  Shares                   Value
                                                                                     --------------         ----------------

Accident & Health Insurance - 1.97%
Aon Corp.                                                                                   12,500               $  359,250
Unumprovident Corp.                                                                         65,300                1,024,557
                                                                                                            ----------------
                                                                                                                  1,383,807
                                                                                                            ----------------

Air Transportation, Scheduled - 0.08%
Southwest Airlines Co.                                                                       4,000                   54,480
                                                                                                            ----------------

Aircraft - 0.22%
Boeing Co.                                                                                   3,000                  154,860
                                                                                                            ----------------

Beverages - 3.32%
Coca-Cola Co. / The                                                                         40,800                1,634,040
Diageo Plc. (a)                                                                             14,000                  706,020
                                                                                                            ----------------
                                                                                                                  2,340,060
                                                                                                            ----------------

Biological Products- 0.70%
Amgen, Inc. (b)                                                                              8,750                  495,950
                                                                                                            ----------------

Bottled & Canned Soft Drinks & Carbonated Waters - 0.24%
National Beverage Corp.                                                                     20,600                  166,448
                                                                                                            ----------------

Cable & Other Pay Television Services - 0.23%
Liberty Media Corp. - Class A (b)                                                            8,247                   71,914
Liberty Media International                                                                  2,774                   92,546
                                                                                                            ----------------
                                                                                                                    164,460
                                                                                                            ----------------
Commercial Banks - 0.77%
City Bank of Lynnwood, WA                                                                   15,500                  542,190
                                                                                                            ----------------

Electric Housewares & Fans - 0.15%
Helen of Troy Ltd. (b)                                                                       4,000                  108,880
                                                                                                            ----------------

Electric Services - 0.86%
Duke Energy, Inc.                                                                           24,000                  549,360
IDACORP, Inc.                                                                                2,000                   58,120
                                                                                                            ----------------
                                                                                                                    607,480
                                                                                                            ----------------

Electronic Connectors - 0.50%
Tyco International Ltd.                                                                     11,500                  352,590
                                                                                                            ----------------

Federal & Federally - Sponsored Credit Agencies - 1.90%
Federal Home Loan Mortgage Corp (Freddie Mac)                                               14,900                  972,076
Student Loan Corp.                                                                           2,600                  368,550
                                                                                                            ----------------
                                                                                                                  1,340,626
                                                                                                            ----------------

Finance Services - 1.10%
American Express Co.                                                                         6,400                  329,344
First Data Corp.                                                                            10,220                  444,570
                                                                                                            ----------------
                                                                                                                    773,914
                                                                                                            ----------------

Fire, Marine & Casualty Insurance - 3.27%
American International Group, Inc.                                                           9,100                  618,709
Berkshire Hathaway, Inc. - Class B (b)                                                          35                  100,485
SAFECO Corp.                                                                                 4,000                  182,600
St. Paul Travelers Companies, Inc.                                                          33,577                1,110,055
Montpelier RE Holdings LTD                                                                   7,950                  291,606
                                                                                                            ----------------
                                                                                                                  2,303,455
                                                                                                            ----------------

Auxier Focus Fund
Schedule of Investments-continued
September 30, 2004
(Unaudited)


Common Stock-continued 66.72%
                                                                                        Shares                   Value
                                                                                     --------------         ----------------
Food & Kindred Products - 1.83%
Altria Group, Inc.                                                                          18,900                $ 889,056
Kraft Foods, Inc.                                                                            9,000                  285,480
Nestle Sa (a)                                                                                2,000                  114,519
                                                                                                            ----------------
                                                                                                                  1,289,055
                                                                                                            ----------------

Games, Toys & Children's Vehicles - 0.17%
Leapfrog Enterprises, Inc. (b)                                                               6,000                  121,500
                                                                                                            ----------------

Hospital & Medical Service Plans - 2.19%
Anthem, Inc. (b)                                                                             8,000                  698,000
First Health Group Corp. (b)                                                                52,389                  842,939
                                                                                                            ----------------
                                                                                                                  1,540,939
                                                                                                            ----------------

Insurance Agents Brokers & Services - 0.98%
Marsh & McLennan Companies, Inc. (b)                                                        15,150                  693,264
                                                                                                            ----------------

Iron & Steel Foundries - 0.05%
Precision Castparts Corp.                                                                      600                   36,030
                                                                                                            ----------------

Miscellaneous Fabricated Metal Products - 1.31%
Assurant, Inc.                                                                              35,600                  925,600
                                                                                                            ----------------

Miscellaneous Shopping Goods Stores - 0.06%
Office Depot, Inc. (b)                                                                       3,000                   45,090
                                                                                                            ----------------

National Commercial Banks - 4.12%
Bank of America Corp.                                                                       20,208                  875,613
Citigroup, Inc.                                                                             41,843                1,846,113
MBNA Corp.                                                                                   7,000                  176,400
                                                                                                            ----------------
                                                                                                                  2,898,126
                                                                                                            ----------------

Natural Gas Transmission - 0.20%
El Paso Corp.                                                                               15,000                  137,850
                                                                                                            ----------------

Oil & Gas Exploration & Production - 0.15%
Petroleo Brasileiro (a)                                                                      2,950                  103,988
                                                                                                            ----------------

Oil & Gas Field Services - 0.50%
Lukoil (a)                                                                                     200                   24,800
Sibneft (a)                                                                                    600                   20,100
Surgutneftegaz (a)                                                                             550                   20,020
Willbros Group, Inc. (b)                                                                    17,000                  253,470
Yukos Corp. (a)                                                                              2,000                   32,080
                                                                                                            ----------------
                                                                                                                    350,470
                                                                                                            ----------------

Operative Builders - 0.29%
D.R. Horton, Inc.                                                                            6,075                  201,143
                                                                                                            ----------------

Paperboard Containers & Boxes - 0.24%
Longview Fibre Co. (b)                                                                      11,000                  167,750
                                                                                                            ----------------

Petroleum Refining - 0.65%
ChevronTexaco Corp.                                                                          8,000                  429,120
PetroChina Company Limited ADR (a)                                                             500                   26,880
                                                                                                            ----------------
                                                                                                                    456,000
                                                                                                            ----------------

Auxier Focus Fund
Schedule of Investments-continued
September 30, 2004
(Unaudited)


Common Stock- 66.72% continued
                                                                                        Shares                   Value
                                                                                     --------------         ----------------
Pharmaceutical Preparations - 4.05%
Johnson & Johnson                                                                           13,700                $ 771,721
Merck & Co., Inc.                                                                            7,600                  250,800
Pfizer, Inc.                                                                                19,050                  582,930
Wyeth                                                                                       33,300                1,245,420
                                                                                                            ----------------
                                                                                                                  2,850,871
                                                                                                            ----------------

Property Management - 0.14%
FirstService Corp. (b)                                                                       4,000                   96,360
                                                                                                            ----------------

Radio & TV Broadcasting & Communications Equipment - 0.37%
Motorola, Inc.                                                                               4,975                   89,749
Nokia Corp. (a)                                                                             12,500                  171,500
                                                                                                            ----------------
                                                                                                                    261,249
                                                                                                            ----------------

Radiotelephone Communications - 1.27%
Telefonos De Mexico S.A.(a)                                                                 27,650                  892,266
                                                                                                            ----------------

Real Estate Investment Trusts - 0.90%
Plum Creek Timber Co., Inc.                                                                 18,000                  630,540
                                                                                                            ----------------

Refuse Systems - 0.17%
Waste Management, Inc.                                                                       4,400                  120,296
                                                                                                            ----------------

Retail - Drug Stores & Proprietary Stores - 3.26%
CVS Corp.                                                                                   19,800                  834,174
Express Scripts Inc. (a)                                                                    17,050                1,114,047
Medco Health Solutions, Inc. (b)                                                             7,150                  220,935
Chronimed, Inc.                                                                             21,000                  126,420
                                                                                                            ----------------
                                                                                                                  2,295,576
                                                                                                            ----------------

Retail - Eating Places - 1.21%
CBRL Group, Inc.                                                                             4,900                  176,792
McDonald's Corp.                                                                             8,000                  224,240
Yum!  Brands, Inc.                                                                          11,000                  447,260
                                                                                                            ----------------
                                                                                                                    848,292
                                                                                                            ----------------

Retail - Family Clothing Stores - 0.30%
TJX Companies, Inc.                                                                          9,550                  210,482
                                                                                                            ----------------

Retail - Grocery Stores - 1.19%
Kroger Corp.(b)                                                                             14,500                  225,040
Safeway, Inc. (b)                                                                           31,600                  610,196
                                                                                                            ----------------
                                                                                                                    835,236
                                                                                                            ----------------

Retail - Jewelry Stores - 0.85%
Tiffany & Co.                                                                               16,800                  516,432
Zale Corp. (b)                                                                               2,800                   78,680
                                                                                                            ----------------
                                                                                                                    595,112
                                                                                                            ----------------

Retail - Lumber & Other Building Materials Dealers - 0.40%
Home Depot, Inc.                                                                             2,000                   78,400
Lowes Companies, Inc.                                                                        3,700                  201,095
                                                                                                            ----------------
                                                                                                                    279,495
                                                                                                            ----------------

Auxier Focus Fund
Schedule of Investments-continued
September 30, 2004
(Unaudited)


Common Stock- 66.72% continued
                                                                                        Shares                   Value
                                                                                     --------------         ----------------
Retail - Variety Stores - 0.89%
Costco Wholesale Corp.                                                                       4,000                $ 166,240
Family Dollar Stores, Inc.                                                                   3,000                   81,300
Wal Mart Stores, Inc.                                                                        7,100                  377,720
                                                                                                            ----------------
                                                                                                                    625,260
                                                                                                            ----------------

Savings Institutions, Federally Chartered - 0.10%
Washington Federal, Inc.                                                                     2,860                   71,929
                                                                                                            ----------------

Savings Institutions, Not Federally Chartered - 1.24%
Washington Mutual, Inc.                                                                     22,400                  875,392
                                                                                                            ----------------

Securities Brokers, Dealers & Flotation Companies - 0.31%
JPMorgan Chase & Co.                                                                         5,544                  220,263
                                                                                                            ----------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.76%
The BISYS Group, Inc. (b)                                                                   36,700                  536,187
                                                                                                            ----------------

Semi-conductors & Related Devices - 0.13%
Cypress Semiconductor Corp. (a)                                                             10,450                   92,378
                                                                                                            ----------------

Services - Advertising - 0.13%
Valassis Communications, Inc. (b)                                                            3,000                   88,740
                                                                                                            ----------------

Services - Advertising Agencies - 1.16%
Catalina Marketing Corp. (b)                                                                22,900                  528,532
The Interpublic Group of Co., Inc. (b)                                                      27,500                  291,225
                                                                                                            ----------------
                                                                                                                    819,757
                                                                                                            ----------------

Services - Business Services - 2.68%
Efunds Corp. (b)                                                                            53,400                  992,706
Fair Isaac Corp.                                                                            30,500                  890,600
                                                                                                            ----------------
                                                                                                                  1,883,306
                                                                                                            ----------------

Services - Computer Processing & Data Preparation - 1.76%
Automatic Data Processing, Inc.                                                             11,000                  454,520
IMS Health, Inc.                                                                            25,000                  598,000
SunGard Data Systems, Inc. (b)                                                               7,700                  183,029
                                                                                                            ----------------
                                                                                                                  1,235,549
                                                                                                            ----------------

Services - Computer Programming, Data Processing, Etc. - 0.55%
Electronic Data Systems Corp.                                                               20,000                  387,800
                                                                                                            ----------------

Services - Educational Services - 0.69%
ITT Educational Services, Inc. (b)                                                          13,100                  472,255
Universal Technical Institute, Inc. (b)                                                        500                   15,090
                                                                                                            ----------------
                                                                                                                    487,345
                                                                                                            ----------------
Services - General Medical & Surgical Hospitals - 2.86%
HCA, Inc.                                                                                   10,000                  381,500
Health Management Associates, Inc.                                                          68,700                1,403,541
Tenet Healthcare Corp. (b)                                                                  21,000                  226,590
                                                                                                            ----------------
                                                                                                                  2,011,631
                                                                                                            ----------------

Services - Home Health Care Services - 0.74%
Apria Healthcare Group, Inc. (b)                                                            19,000                  517,750
                                                                                                            ----------------

Auxier Focus Fund
Schedule of Investments-continued
September 30, 2004
(Unaudited)

Common Stock- 66.72% continued
                                                                                        Shares                   Value
                                                                                     --------------         ----------------
Services - Management Consulting Services - 0.67%
Maximus, Inc. (b)                                                                           16,400                $ 472,484
                                                                                                            ----------------

Services - Medical Laboratories - 1.22%
Laboratory Corp. of America Holdings (b)                                                    19,600                  856,912
                                                                                                            ----------------

Services - Misc Health & Allied Services - 1.02%
Lincare Holdings, Inc. (b)                                                                  24,100                  716,011
                                                                                                            ----------------

Services - Motion Picture & Video Tape Production - 0.77%
Time Warner, Inc. (b)                                                                       33,600                  542,304
                                                                                                            ----------------

Services - Packaged Software - 0.30%
Equifax, Inc.                                                                                8,000                  210,880
                                                                                                            ----------------

Services - Personal Services - 0.38%
Weight Watchers International, Inc. (b)                                                      6,950                  269,799
                                                                                                            ----------------

Services - Prepackaged Software - 0.20%
Microsoft Corp.                                                                              5,000                  138,250
                                                                                                            ----------------

Services - Specialty Outpatient Facilities - 0.08%
SeraCare, Inc. (b)                                                                           4,739                   59,238
                                                                                                            ----------------

Services - Video Tape Rental - 0.68%
Hollywood Entertainment Corp. (b)                                                           48,700                  480,669
                                                                                                            ----------------

State Commercial Banks - 0.35%
Bank of New York, Inc.                                                                       2,000                   58,340
Cascade Financial Corp.                                                                      2,500                   41,750
Fifth Third Bancorp                                                                          3,000                  147,660
                                                                                                            ----------------
                                                                                                                    247,750
                                                                                                            ----------------

Surety Insurance - 0.40%
The PMI Group, Inc.                                                                          7,000                  284,060
                                                                                                            ----------------

Surgical & Medical Instruments & Apparatus - 1.70%
Baxter International, Inc.                                                                  13,500                  434,160
Guidant Corp.                                                                               11,600                  766,064
                                                                                                            ----------------
                                                                                                                  1,200,224
                                                                                                            ----------------

Television Broadcasting Stations - 0.11%
Grupo Televisa, S.A.(a)                                                                     87,374                   77,544
                                                                                                            ----------------

Tobacco Products - 0.14%
UST, Inc.                                                                                    2,500                  100,650
                                                                                                            ----------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.40%
Cardinal Health, Inc.                                                                        4,700                  205,719
Priority Healthcare Corp. - Class B (b)                                                     73,757                1,486,204
                                                                                                            ----------------
                                                                                                                  1,691,923
                                                                                                            ----------------

Wholesale - Farm Product Raw Materials - 0.14%
Dimon, Inc.                                                                                  8,200                   48,298
Standard Commercial Corp.                                                                    3,000                   47,250
                                                                                                            ----------------
                                                                                                                     95,548
                                                                                                            ----------------

TOTAL COMMON STOCKS (Cost $43,015,148)                                                                           46,969,313
                                                                                                            ----------------

Auxier Focus Fund
Schedule of Investments-continued
September 30, 2004
(Unaudited)

Corporate Bonds - 8.23%                                                                Principal                 Value
                                                                                     --------------         ----------------

CE Electric UK Funding, 6.853%, 12/30/2004 (c)                                         $ 1,350,000              $ 1,360,750
Coastal Corp. Note, 6.500%, 06/1/2008                                                      115,000                  112,700
Coastal Corp. Note, 6.700%, 02/15/2027                                                     190,000                  190,950
Coastal Corp. Note, 7.500%, 08/15/2006                                                     220,000                  227,975
Danka Business Systems, 10.000%, 4/1/2008                                                  100,000                   96,500
Dominion Resources, 2.800%, 2/15/2005                                                      355,000                  355,481
Duke Capital Corp., 7.250%, 10/1/2004                                                      360,000                  360,000
Electronic Data Systems Corp 6.850%, 10/15/2004                                            285,000                  285,246
Finova Capital Corp., 7.500%, 11/15/2009                                                   292,410                  147,301
Fruit of the Loom, 7.375%, 11/15/2023                                                       50,000                        -
General Motors Corp., 7.125%, 7/15/2013                                                    135,000                  141,155
GMAC, 5.750%, 10/15/2006                                                                   100,000                  102,057
GMAC, 6.875%, 09/15/2011                                                                   200,000                  210,094
Indianapolis Power & Light Co., 7.375%, 8/1/2007                                            65,000                   70,390
Indianapolis Power & Light Co., 8.000%, 10/15/2006                                         255,000                  274,983
Monongahela Power, 5.000%, 10/01/2006                                                       50,000                   51,984
Newpark Resource, Inc., 8.625%, 12/15/2007                                                  50,000                   51,250
Sierra Pacific Power Company, 8.000%, 06/01/2008                                           275,000                  301,125
Southern California Edison, 6.375%, 01/15/2006                                              50,000                   52,162
Southern Energy, Inc., 7.900%, 7/15/2009                                                   200,000                  127,500
Tenet Healthcare Corp., 6.375%, 12/1/2011                                                  445,000                  401,613
Tyco International Ltd. Note, 5.875%, 11/01/2004                                            50,000                   50,133
Waste Management, Inc., 7.375%, 08/01/2010                                                  94,000                  108,634
Waste Management, Inc., 7.650%, 03/15/2011                                                 571,000                  660,043
WMX Technologies, Inc., 7.000%, 5/15/2005                                                   51,000                   52,038
                                                                                                            ----------------

TOTAL CORPORATE BONDS (Cost $5,608,221)                                                                           5,792,064
                                                                                                            ----------------

Municipal Bonds - 1.57%

Ontario Hydro Residual Strip, 0.00%,  10/15/2021 (b)                                     1,095,000                  328,777
Ontario Hydro Residual Strip, 0.00%,  8/18/2022 (b)                                        235,000                   66,660
Ontario Hydro Residual Strip, 0.00%,  10/1/2020 (b)                                      1,500,000                  485,343
Ontario Hydro Residual Strip, 0.00%,  11/27/2020 (b)                                       706,000                  224,809
                                                                                                            ----------------

TOTAL MUNICIPAL BONDS (Cost $945,172)                                                                             1,105,589
                                                                                                            ----------------

                                                                                        Shares
                                                                                     --------------
Preferred Stocks - 3.76%

AEP Texas Central Co.  4.000%                                                                  305                   18,605
Boston Edison Co.  4.250%                                                                      200                   13,700
Cincinnati Gas & Electric 4.000%                                                               400                   29,000
Cincinnati Gas & Electric 4.750%                                                               300                   28,013
Connecticut Light & Power Co.  $1.90                                                         1,500                   46,500
Connecticut Light & Power Co.  $2.00                                                         1,000                   33,000
Connecticut Light & Power Co.  3.900%                                                        1,500                   48,525
Dayton Power & Light Co.  3.900%                                                             1,500                   94,500
El Paso Corp. 9.000%                                                                         2,000                   59,500
Great Plains Energy Inc.  4.500%                                                             1,300                   99,814
Hawaiian Electric Co.  4.250%                                                                4,000                   52,000
Indianapolis Power & Light Co.  4.000%                                                         300                   16,650
Interpublic Group of Companies, Inc. 5.375%                                                  8,150                  339,244
MidAmerican Energy Co.  3.300%                                                                  78                    5,167
MidAmerican Energy Co.  3.900%                                                                  80                    5,580
Monongahela Power Co.  4.400%                                                                  100                    7,750
Northern Indiana Public Services Co.  4.250%                                                 1,300                   96,200
Pacific Enterprises Inc.  4.500%                                                             1,000                   80,000
PECO Energy Co.  3.800%                                                                        400                   27,808
Public Service Electric & Gas Co.  4.080%                                                      945                   70,403
St Paul Cos. 4.500%                                                                         17,800                1,092,386
TXU US Holdings Co.  $5.08                                                                     600                   43,800
Unumprovident Corp. 8.250%                                                                   9,800                  317,275
Westar Energy Inc.  4.250%                                                                     300                   21,300
                                                                                                            ----------------

TOTAL PREFERRED STOCK (cost $2,796,839)                                                                           2,646,720
                                                                                                            ----------------

Auxier Focus Fund
Schedule of Investments-continued
September 30, 2004
(Unaudited)

                                                                                       Principal                 Value
                                                                                     --------------         ----------------
Asset Backed Obligations - 1.07%
Scotia Pacific, 7.11%, 7/20/2008                                                         $ 741,899                $ 704,500
Scotia Pacific, 6.55%, 7/20/2008                                                            46,730                   51,418
                                                                                                            ----------------

TOTAL ASSET BACKED OBLIGATIONS (Cost $788,629)                                                                      755,918
                                                                                                            ----------------

                                                                                        Shares
                                                                                     --------------
Exchange Traded Funds - 0.22%
iShares MSCI Germany Index Fund                                                             10,000                  157,700
                                                                                                            ----------------

TOTAL EXCHANGE TRADED FUNDS (Cost $94,200)                                                                          157,700
                                                                                                            ----------------


Money Market Securities - 18.71%
Huntington Money Market-Investment Shares, 0.57% (d)                                     8,169,609                8,169,609
Huntington US Treasury Money Market Fund-Investment Shares 0.53% (d)                     5,000,000                5,000,000
                                                                                                            ----------------

TOTAL MONEY MARKET SECURITIES (Cost, $13,169,609)                                                                13,169,609
                                                                                                            ----------------

TOTAL INVESTMENTS (Cost $66,417,818) - 100.28%                                                                  $70,596,913
                                                                                                            ----------------

Cash and other assets less liabilities - (0.28)%                                                                   (195,225)
                                                                                                            ----------------

TOTAL NET ASSETS - 100.00%                                                                                      $70,401,688
                                                                                                            ================


(a) American Depository Receipt
(b) Non-income producing.
(c) Private placement bond
(d) Variable rate security; the coupon rate shown represents the rate at September 30, 2004

Tax Related
Gross unrealized appreciation                                $ 6,231,639
Gross unrealized depreciation                                 (2,052,544)
                                                             --------------
Net unrealized appreciation                                  $ 4,179,095
                                                             ==============

Aggregate cost of securities for income tax purposes        $ 66,417,818
                                                             --------------

Related Notes to the Schedule of Investments

     Securities Valuation- Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Foreign Currency- Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Unified Series Trust

By  /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date November 23, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Anthony J. Ghoston
         Anthony J. Ghoston, President

Date  November 23, 2004


By  /s/ Thomas Napurano
         Thomas Napurano, Chief Financial Officer and Treasurer

Date  November 23, 2004